SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Depreciation expense	$ 19,925	$ 19,229	$ 18,279
Buildings | Minimum
Property, plant and equipment
Useful lives	20 years
Buildings | Maximum
Property, plant and equipment
Useful lives	35 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful lives	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful lives	20 years